Equity Investments (Details) - USD ($)		12 Months Ended
	Jun. 17, 2021	Dec. 31, 2021	Dec. 31, 2020
Equity Investment
Payments for equity investments		$ 5,541,364
Common stock		$ 363,839	$ 352,067
Common stock, shares issued (in shares)		36,383,937	35,206,656
Income (loss) in equity investments		$ (316,790)
Element 1 Corp And Maritime Partners LLC
Equity Investment
Equity Investment		10,500,000
E1
Equity Investment
Percentage of ownership interest (as a percent)	10.00%
Payments for equity investments	$ 4,000,000.0
Common stock	$ 5,300,000
Number of common shares	581,795
Warrants to purchase common shares	286,582
Total investment	$ 9,300,000	9,300,000
Percentage of voting right	20.00%
Equity Investment		9,600,000
e1 Marine LLC
Equity Investment
Percentage of ownership interest (as a percent)	33.33%
Income (loss) in equity investments		(300,000)
Equity Investment		$ 900,000